Commitments and Contingencies (Details) $ in Thousands	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Sep. 30, 2018 USD ($) € / $
Commitments and Contingencies [Abstract]
Future minimum contractual charter revenue			$ 5,676
Lease term	5 years	5 years
Renewal term	5 years	5 years
Monthly rent	$ 15,049	€ 13,000
Exchange rate | € / $			0.8639
Annual percentage inflation adjustment	1.00%	1.00%
Office Rental Obligations [Abstract]
2019			$ 84
2020			183
2021			185
2022			187
2023			102
Total			$ 741